EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 30, 2012
Earnings Per Share [Abstract]
Number of Shares Outstanding for Calculation of Earnings Per Share (EPS)
The number of shares outstanding for calculation of earnings per share (EPS) is as follows:

(Shares in thousands)	2012	2011	2010
Weighted-average shares outstanding - basic	5,838	5,810	5,783
Effect of potentially dilutive securities	—	—	5
Weighted-average shares outstanding - diluted	5,838	5,810	5,788